SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

On April 1, 2010, the Company adopted the 2010 Performance Incentive Plan (“2010 Plan”) under which the Company reserved 2,627,730 options to purchase common shares for the issuance of incentive awards to employees. On December 21, 2010, the Company increased the maximum number of options available to 4,300,730. All of the Company’s outstanding options are granted to employees and are equity-classified. These options vest over three to five years of an employee’s continuous service starting from the grant date and have a contractual term of five years.

No options were granted in the year ended December 31, 2012. The Company granted 300,000 options on April 1, 2013 under the 2010 Plan with an exercise price of US$3.11. On August 26, 2014, the Company amended and restated the 2010 Plan whereby the maximum aggregate number of shares issuable under the 2010 Plan increased from 4,300,730 shares to 6,698,470 shares. On the same day, the Company granted 450,000 restricted shares to employees, of which one-quarter of the restricted shares were vested immediately, and the remaining vest over a period of three years from the date of grant. In the year ended December 31, 2014, the Company also granted 1,300,000 options to employees with an exercise price of US$7.00, which vest over a period of four years from the date of the grant.

In October 2014, the Company adopted the 2014 Performance Incentive Plan (“2014 Plan”), which became effective immediately after the completion of the Company’s initial public offering in November 2014. Under the 2014 Plan, the Company are authorized to initially reserve a maximum of 4,000,000 common shares, provided that the shares reserved shall automatically increase on January 1 of each year during the term of the 2014 Plan, commencing on January 1, 2015, by an amount equal to the lesser of (i) one percent (1%) of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 1,000,000 common shares or (iii) such number of common shares as may be determined by the Company’s board of directors. As of the date of this annual report, the Company had not granted any options or other equity incentives under the 2014 Plan.

Share options

The following table summarizes the Company’s option activities under the 2010 plan in years ended December 31, 2012, 2013 and 2014:

					Weighted
		Weighted			Average
		Average	Weighted Average	Aggregate	Grant-date
	Number of	Exercise Price	Remaining	Intrinsic	Fair value
	options	(US$)	Contractual Term	Value (US$)	(US$)
Options outstanding at January 1, 2012	4,239,030	2.58	4.04	8,829,599	1.13
Cancelled and forfeited	(153,080)	2.32	—	—	1.29
Options outstanding at December 31, 2012	4,085,950	2.59	3.03	5,692,776	1.12
Granted	300,000	3.11	—	—	1.72
Cancelled and forfeited	(423,300)	2.29	—	—	1.37
Options outstanding at December 31, 2013	3,962,650	2.66	2.19	4,564,417	1.14
Granted	1,300,000	7.00	—	—	3.26
Cancelled and forfeited	(125,750)	2.46	—	—	1.75
Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522	1.66
Options exercisable at December 31, 2014	3,577,490	2.65	0.93	5,111,159	1.09

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

The grant date fair value of each option is calculated using a binomial option pricing model by the Company. The fair value of each option grant was estimated on the date of grant with the following assumptions:

	December 31, 2013	December 31, 2014
Risk-free rate	0.77%	2.39%
Option term	5 years	5 years
Volatility	45%	44%
Dividend yield	0.00%	0.00%
Exercise multiple	2/2.5	2/2.5
Expected forfeiture rate (post-vesting)	0%*	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10%, was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantee’s forfeiture pattern.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its common shares in the foreseeable future. Expected term is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate after each option grant.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally three to five years from the date of the grant. The Company recognized share-based compensation expense of RMB6,683,456, RMB6,206,213 and RMB6,162,573 for share options in the consolidated statements of comprehensive loss for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, there was RMB22,638,196  in total unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of  3.12  years.

Restricted shares

A summary of the restricted shares activities under the 2010 plan for the year ended December 31, 2014 is presented below:

	Number of restricted shares	Weighted Average Grant-date Fair value(US$)
Restricted shares outstanding at December 31, 2013	—	—
Granted	450,000	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2014	337,500	6.99
Expected to vest at December 31, 2014	337,500	6.99

Share-based compensation expense for restricted shares is recorded on a straight-line basis over the requisite service period, which is three years from the date of the grant. The Company recognized share-based compensation expense for restricted shares of RMB6,518,568 in the consolidated statements of comprehensive loss year ended December 31, 2014.

As of December 31, 2014, there was RMB12,761,233 in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 2.65 years.